Short-Term Debt (Schedule of Short-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Abstract]
Revolving Credit Facility	$ 0	$ 2,500
Short-term debt	$ 0	$ 2,500